Business Combinations - Purchase Price Allocation (Details) - USD ($) $ in Millions	Mar. 31, 2019	Apr. 03, 2018	Mar. 31, 2018
Business Acquisition [Line Items]
Property, plant and equipment		$ 230.3
Goodwill	$ 201.1		$ 4.9
Fermacell
Business Acquisition [Line Items]
Cash and cash equivalents		76.9
Accounts and other receivable		43.7
Inventories		39.7
Other assets		4.1
Property, plant and equipment		230.3
Intangible assets		187.0
Accounts payable		(40.5)
Other liabilities		(41.2)
Deferred tax liabilities		(84.4)
Net assets acquired		415.6
Goodwill		220.0
Total consideration		$ 635.6